Transactions with Related Parties, Thalassa (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Transactions with Related Parties [Abstract]
Interest expenses	$ 151,667	$ 0
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	151,667	$ 0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Long-term debt, related party	5,000,000		$ 5,000,000
Repayment of loan	0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	$ 151,667